Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Provident Bancorp, Inc. /MD/
Entity Central Index Key	0001778784
Entity Filer Category	Accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This S-1/A is being filed to: (1) complete all blanks that are not tied to the date of the prospectus and that are required to be completed prior to effectiveness; (2) provide a complete copy of the proxy statement/prospectus; (3) revise the number of shares outstanding as of March 31, 2019 to reflect a reduction of 3,897 shares and make conforming changes; and (4) address proof-reading revisions prior to effectiveness.